INCOME TAX - Company's net deferred tax assets (liability) (FY) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforward	$ 306,991	$ 210
Total deferred tax assets	306,991	210
Valuation allowance	$ (306,991)	$ (210)